Fees Summary	Jul. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 701,460,000
Total Fee Amount	96,871.63
Total Offset Amount	0
Net Fee	$ 96,871.63
Offset Table N/A	N/A